Capital Stock - Further Details Regarding Outstanding and Exercisable Stock Options (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,916
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 7.87
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,783
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,916		4,380
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 7.87		$ 7.66
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,783
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 2.6
Risk-free interest rate used in computing fair value of options granted		3.83%
Range Of Exercise Prices [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	415
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 10 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 3.73
Number of Exercisable Options (in shares)	415
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 10 months 24 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 3.73
Range of Exercise Prices, lower limit (USD per share)	0.00
Range of Exercise Prices, upper limit (USD per share)	$ 4.99
Range Of Exercise Prices One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	994
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 8.42
Number of Exercisable Options (in shares)	861
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 7 months 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.82
Range of Exercise Prices, lower limit (USD per share)	5.00
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Range Of Exercise Prices Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	507
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Number of Exercisable Options (in shares)	507
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99